CSMC 2021-NQM8 Trust ABS-15G

Exhibit 99.40

Customer Loan ID	Exception Description	Exception Comments	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
433850359	Debt Service Coverage Ratio below guideline minimum	The exception 'Debt Service Coverage Ratio below guideline minimum' is cleared. The exception status is currently Cleared.	(2021-08-12) Invalid finding	FICO is higher than guidelines. FICO is: 753 and the guideline is:700.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes
433850359	Missing Gap Endorsement	Missing copy of title: The loan file reflects a marked up Preliminary Title with adequate coverage; however, it does not reflect the required gap endorsement. The exception status is currently Active.	(2021-08-12) Invalid finding	FICO is higher than guidelines. FICO is: 753 and the guideline is:700.	Rescind	1	1	A	A	A	A	A	A	A	A	A	A	Yes
433850359	Reserves Insufficient	Verified assets of $239021.80 minus the cash to close of $0.00, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 146.13 months of reserves totaling $239021.80 which is less than the required 3.00 months reserves, totaling $4907.00.

Verified assets of $2447.43 minus the cash to close of $0.00, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 1.50 months of reserves totaling $2447.43 which is less than the required 3.00 months reserves, totaling $4907.00.
Certified Settlement Statement provided with $236K cash out to satisfy reserve requirement. Condition cleared.
		Verified assets of $2447.43 minus the cash to close of $0.00, unverified earnest money deposit of $0.00, total judgments of $0.00, and unfinanced budget of $0.00 equates to 1.50 months of reserves totaling $2447.43 which is less than the required 3.00 months reserves, totaling $4907.00.	(2021-08-12) Certified Settlement Statement provided with $236K cash out to satisfy reserve requirement. Condition cleared.	FICO is higher than guidelines. FICO is: 753 and the guideline is:700.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
433850359	Missing signed settlement statement	Settlement Statement is Certified by title company. Certified Settlement Statement provided. Condition cleared.	(2021-08-12) Certified Settlement Statement provided. Condition cleared.	FICO is higher than guidelines. FICO is: 753 and the guideline is:700.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes